Schedule of Components of Other Comprehensive Income on Pre-Tax and After-Tax Basis (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pre-tax
Unrealized net holding gains arising during the period	$ 977	$ 7,322	$ 7,746
Less: reclassification adjustment of realized capital gains and losses	596	2,075	694
Unrealized net capital gains and losses	381	5,247	7,052
Other comprehensive income	381	5,247	7,052
Tax
Unrealized net holding gains arising during the period	(343)	(2,562)	(2,711)
Less: reclassification adjustment of realized capital gains and losses	(209)	(726)	(243)
Unrealized net capital gains and losses	(134)	(1,836)	(2,468)
Other comprehensive income	(134)	(1,836)	(2,468)
After-tax
Unrealized net holding gains arising during the period	634	4,760	5,035
Less: reclassification adjustment of realized capital gains and losses	387	1,349	451
Unrealized net capital gains and losses	247	3,411	4,584
Other comprehensive income	$ 247	$ 3,411	$ 4,584